Cover	Feb. 19, 2026
Cover [Abstract]
Entity Registrant Name	ASP Isotopes Inc.
Entity Central Index Key	0001921865
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Feb. 19, 2026
Entity Ex Transition Period	false
Entity File Number	001-41555
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	87-2618235
Entity Address Address Line 1	2200 Ross Avenue
Entity Address Address Line 2	Suite 4575E
Entity Address City Or Town	Dallas
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75201
City Area Code	214
Local Phone Number	432-8219
Security 12b Title	Common Stock, par value $0.01
Trading Symbol	ASPI
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false